Schedule of Financial Information for Geographical Segments (Details) - USD ($)		12 Months Ended
	Mar. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Oil and natural gas sales		$ 3,700,727	$ 2,584,266
Production		2,617,118	2,378,626
Depletion		233,798	239,002
Depreciation		31,768	37,633
Accretion of asset retirement obligation		416,354	377,197
Investor relations		914,770	458,302
Stock-based compensation		336,366	410,555
General and administrative		2,248,164	1,894,081
Total (recovery) expenses		6,798,338	5,795,396
Income (loss) before other income (expenses)		(3,097,611)	(3,211,130)
Interest income		46,217	13,026
Interest expense		(126,027)	(85,100)
Finance cost		(176,386)
Other income (expense)		2,600	2,513
Foreign exchange gain (loss)		25,668	58,196
Loss on debt settlement	$ 26,437	(238,724)	(22,406)
Gain on disposal of equipment		40,074
Change in fair value of derivative liability		1,473,638	(199,789)
Accretion of convertible debt discount			(34,586)
Provision for loan receivable			(54,008)
Total other income (expense)		1,047,060	(322,154)
Net income (loss)		(2,050,551)	(3,533,284)
Long-lived assets		5,325,515	5,486,936
Bulgaria [Member]
Segment Reporting Information [Line Items]
Oil and natural gas sales
Production
Depletion
Depreciation
Accretion of asset retirement obligation
Investor relations
Stock-based compensation
General and administrative		14,468	6,791
Total (recovery) expenses		14,468	6,791
Income (loss) before other income (expenses)		(14,468)	(6,791)
Interest income
Interest expense			(172)
Finance cost
Other income (expense)		2,600	2,513
Foreign exchange gain (loss)		188	(3,576)
Loss on debt settlement
Gain on disposal of equipment
Change in fair value of derivative liability
Accretion of convertible debt discount
Provision for loan receivable			(54,008)
Total other income (expense)		2,788	(55,243)
Net income (loss)		(11,680)	(62,034)
Long-lived assets		3,116,146	3,122,443
North America Segment [Member]
Segment Reporting Information [Line Items]
Oil and natural gas sales
Production
Depletion
Depreciation
Accretion of asset retirement obligation
Investor relations		914,770	458,302
Stock-based compensation		336,366	410,555
General and administrative		1,253,770	910,108
Total (recovery) expenses		2,504,906	1,778,965
Income (loss) before other income (expenses)		(2,504,906)	(1,778,965)
Interest income		17,733
Interest expense		(126,027)	(70,075)
Finance cost		(176,386)
Other income (expense)
Foreign exchange gain (loss)		37,757	(1,644)
Loss on debt settlement		(238,724)	(22,406)
Gain on disposal of equipment
Change in fair value of derivative liability		1,473,638	(199,789)
Accretion of convertible debt discount			(34,586)
Provision for loan receivable
Total other income (expense)		987,991	(328,500)
Net income (loss)		(1,516,915)	(2,107,465)
Long-lived assets
Turkey [Member]
Segment Reporting Information [Line Items]
Oil and natural gas sales		3,700,727	2,584,266
Production		2,617,118	2,378,626
Depletion		233,798	239,002
Depreciation		31,768	37,633
Accretion of asset retirement obligation		416,354	377,197
Investor relations
Stock-based compensation
General and administrative		979,926	977,182
Total (recovery) expenses		4,278,964	4,009,640
Income (loss) before other income (expenses)		(578,237)	(1,425,374)
Interest income		28,484	13,026
Interest expense			(14,853)
Finance cost
Other income (expense)
Foreign exchange gain (loss)		(12,277)	63,416
Loss on debt settlement
Gain on disposal of equipment		40,074
Change in fair value of derivative liability
Accretion of convertible debt discount
Provision for loan receivable
Total other income (expense)		56,281	61,589
Net income (loss)		(521,956)	(1,363,785)
Long-lived assets		$ 2,209,368	$ 2,364,493